STOCKHOLDERS' EQUITY (Schedule of Sales of Common Stock) (Details) (USD $)	12 Months Ended								84 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 30, 2012
Shares	42,295,300	55,685,324	18,000	0	2,631,595	0	47,368,454	71,052,672
Gross proceeds	$ 8,210,013	$ 10,381,739	$ 4,500,000	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500
Offering costs	685,944	1,012,361	410,680	0	0	0	0	0
Net proceeds	7,524,069	9,369,378	4,089,320	0	50,000	0	50,000	7,500
Relative fair value allocated to warrants	3,779,978	3,288,346	1,806,181	0	0	0	0	0	8,874,504
Amount allocated to common stock and paid-in capital	$ 3,744,091	$ 6,081,032	$ 2,283,139	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500
Per share price range			$ 0.25	$ 0	$ 0.019	$ 0	$ 0.0011	$ 0.0001
Maximum [Member]
Per share price range	$ 0.21	$ 0.27	$ 0.93						$ 0.21
Minimum [Member]
Per share price range	$ 0.05	$ 0.05	$ 0.0003						$ 0.05